N-4	Jul. 11, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Principal Life Insurance Company Separate Account B
Entity Central Index Key	0000009713
Entity Investment Company Type	N-4
Document Period End Date	Jul. 11, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following changes are made to the list of Underlying Mutual Funds available under the Contract contained in the above-referenced appendix.

Effective July 28, 2025, the existing row for Neuberger Berman AMT Sustainable Equity – S Class Shares is replaced with the new row below to reflect a fund name change:

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Blend	Neuberger Berman AMT Quality Equity Portfolio (1) – S Class Shares Neuberger Berman Investment Advisers, LLC	1.15%	25.52%	13.68%	11.18%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Blend	Neuberger Berman AMT Quality Equity Portfolio (1) – S Class Shares Neuberger Berman Investment Advisers, LLC	1.15%	25.52%	13.68%	11.18%

Neuberger Berman AMT Quality Equity Portfolio – S Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio (1) – S Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.52%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	11.18%